Consolidated Statements of Operation and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
REVENUE
REVENUE	$ 12,949,345	$ 11,542,292	$ 9,447,334
COST OF REVENUE
COST OF REVENUE	9,562,744	8,329,880	6,231,712
GROSS PROFIT	3,386,601	3,212,412	3,215,622
OPERATING EXPENSES
Selling expenses	446,718	16,489	70,128
General and administrative expenses	2,776,341	662,158	851,130
Research and development expenses	302,118	28,981	122,441
Impairment loss	0	33,841	0
Total operating expenses, net	3,525,177	741,469	1,043,699
NET (LOSS) PROFIT FROM OPERATIONS	(138,576)	2,470,943	2,171,923
OTHER INCOME (EXPENSES)
Interest income	14,616	12,343	5,420
Interest expense	0	0	(6,017)
Other income	4,658	851	5,214
Other expense	0	(13)	0
Total other income	19,274	13,181	4,617
NET (LOSS) INCOME BEFORE TAXES	(119,302)	2,484,124	2,176,540
Income tax expenses	202,900	380,767	316,927
NET (LOSS) INCOME	(322,202)	2,103,357	1,859,613
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	19,651	99,298	(67,065)
COMPREHENSIVE (LOSS) INCOME	$ (302,551)	$ 2,202,655	$ 1,792,548
Weighted average shares outstanding during the year – diluted (in Shares)	16,250,000	15,000,000	15,000,000
Weighted average shares outstanding during the year – basic (in Shares)	16,250,000	15,000,000	15,000,000
(Loss) Earnings per Ordinary Share – diluted (in Dollars per share)	$ (0.02)	$ 0.14	$ 0.12
(Loss) Earnings per Ordinary Share – basic (in Dollars per share)	$ (0.02)	$ 0.14	$ 0.12
Wastewater treatment revenue
REVENUE
REVENUE	$ 4,163,965	$ 2,468,097	$ 2,355,126
COST OF REVENUE
COST OF REVENUE	3,341,944	1,845,434	1,841,604
River water quality management revenue
REVENUE
REVENUE	6,619,693	6,864,631	4,436,214
COST OF REVENUE
COST OF REVENUE	4,878,220	5,075,552	3,165,712
Product sales revenue
REVENUE
REVENUE	2,091,469	2,192,864	2,648,445
COST OF REVENUE
COST OF REVENUE	1,273,157	1,408,894	1,224,396
Others
REVENUE
REVENUE	74,218	16,700	7,549
COST OF REVENUE
COST OF REVENUE	$ 69,423	$ 0	$ 0